UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300
         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principal
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $280,116 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2921    32746 SH       Sole                    31656              1090
AT&T Inc                       COM              00206R102     3273   104795 SH       Sole                   101118              3677
Abbott Labs                    COM              002824100     3274    53418 SH       Sole                    51353              2065
Activision Inc.                COM              00507V109     2549   198855 SH       Sole                   191525              7330
Advanced Viral Research Corp   COM              007928104        0    50000 SH       Sole                    50000
Amazon.com Inc                 COM              023135106     5220    25777 SH       Sole                    24932               845
Apple                          COM              037833100     4180     6972 SH       Sole                     6762               210
BHP Billiton Ltd.              COM              088606108     2678    36996 SH       Sole                    35876              1120
Baidu Inc Spon ADR Rep A       COM              056752108      539     3695 SH       Sole                     3695
CME Group Inc Com              COM              12572Q105     2680     9263 SH       Sole                     8953               310
Cardinal Health Inc            COM              14149Y108     2869    66545 SH       Sole                    64405              2140
Caterpillar                    COM              149123101     3120    29291 SH       Sole                    28336               955
Charles Schwab New             COM              808513105     2803   195068 SH       Sole                   188398              6670
ChevronTexaco Corp             COM              166764100     4278    39908 SH       Sole                    37478              2430
Cisco Systems                  COM              17275R102     2246   106208 SH       Sole                   104211              1997
Coca Cola                      COM              191216100     3182    42999 SH       Sole                    41549              1450
E.I. du Pont de Nemours and Co COM              263534109     3177    60054 SH       Sole                    58004              2050
EMC Corp                       COM              268648102     3668   122755 SH       Sole                   119125              3630
Exxon Mobil Corporation        COM              30231G102     4167    48050 SH       Sole                    46885              1165
                                                                43      500 SH       Other                                       500
General Electric               COM              369604103     3681   183406 SH       Sole                   177731              5675
General Mills Inc              COM              370334104     2842    72029 SH       Sole                    70019              2010
Google Inc Cl-A                COM              38259P508     4790     7470 SH       Sole                     7271               199
Guided Delivery Systems        COM              401990577        0    15000 SH       Sole                    15000
Heinz H J                      COM              423074103     3016    56329 SH       Sole                    54524              1805
Infinity Energy Resources Inc  COM              45663L403       52    30000 SH       Sole                    30000
Intel                          COM              458140100     3855   137131 SH       Sole                   132681              4450
International Business Machine COM              459200101     5299    25399 SH       Sole                    24714               685
                                                               120      575 SH       Other                                       575
Intuitive Surgical Inc         COM              46120e602      352      650 SH       Sole                      650
J P Morgan Chase & Co.         COM              46625H100     3057    66495 SH       Sole                    64250              2245
Johnson & Johnson              COM              478160104     3753    56899 SH       Sole                    55205              1694
McDonalds                      COM              580135101      383     3900 SH       Sole                     3900
Microsoft                      COM              594918104     3487   108109 SH       Sole                   105769              2340
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     2898    26722 SH       Sole                    25687              1035
PG & E Corp                    COM              69331C108      253     5822 SH       Sole                     5822
Petroleo Brasileiro S.A. - ADR COM              71654v101     2434    95231 SH       Sole                    92381              2850
Procter & Gamble               COM              742718109     3523    52416 SH       Sole                    50431              1985
Qualcomm Inc                   COM              747525103     3757    55207 SH       Sole                    53697              1510
                                                                 4       55 SH       Other                      55
Schlumberger                   COM              806857108     2318    33147 SH       Sole                    32242               905
Southern Co                    COM              842587107      322     7162 SH       Sole                     7162
Southwestern Energy Co         COM              845467109     2239    73178 SH       Sole                    71448              1730
Starwood Hotels & Resorts Worl COM              85590a401     2956    52399 SH       Sole                    50529              1870
Target Corporation             COM              87612E106     2817    48340 SH       Sole                    46760              1580
Teva Pharmaceutical - SP ADR   COM              881624209     3072    68165 SH       Sole                    65900              2265
Texas Instruments              COM              882508104     1939    57703 SH       Sole                    57703
United Parcel Service CL B     COM              911312106     3227    39975 SH       Sole                    37955              2020
United Technologies            COM              913017109      340     4101 SH       Sole                     4101
                                                                17      200 SH       Other                                       200
Verizon Communications         COM              92343V104      291     7620 SH       Sole                     7620
Visa Corp                      COM              92826c839     3322    28150 SH       Sole                    27150              1000
VytronUs, Inc.                 COM              141992081        1   200000 SH       Sole                   200000
Walt Disney                    COM              254687106     2954    67483 SH       Sole                    64988              2495
Wells Fargo                    COM              949746101     3564   104386 SH       Sole                   100921              3465
Whole Foods Market Inc         COM              966837106      324     3893 SH       Sole                     3893
Health Care Select Sector      ETF              81369y209      478    12700 SH       Sole                    12700
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     6334    35050 SH       Sole                    31772              3278
SPDR Trust Unit Series 1       ETF              78462F103     1448    10284 SH       Sole                     3784              6500
Technology Select Sector SPDR  ETF              81369y803    16223   537887 SH       Sole                   520997             16890
Vanguard Intl Eqty Idx All-Wor ETF              922042775      242     5465 SH       Sole                     2805              2660
Vanguard Pacific Stock ETF     ETF              922042866     4197    78971 SH       Sole                    78971
Vanguard Total Stock Market ET ETF              922908769      233     3228 SH       Sole                     3228
iShares MSCI EAFE Index        ETF              464287465    31714   577765 SH       Sole                   560725             17040
                                                                31      565 SH       Other                     115               450
iShares MSCI Japan Index Fd    ETF              464286848    14727  1447338 SH       Sole                  1393863             53475
                                                                57     5615 SH       Other                    4400              1215
iShares Russell 1000 Growth In ETF              464287614    35764   541219 SH       Sole                   525184             16035
                                                                32      490 SH       Other                     490
iShares Russell 2000 Growth In ETF              464287648     1532    16061 SH       Sole                    16061
iShares Russell 2000 Index     ETF              464287655      257     3104 SH       Sole                     3104
iShares S&P Midcap 400/Growth  ETF              464287606    16588   147531 SH       Sole                   143121              4410
                                                                14      125 SH       Other                                       125
iShares S&P500/BARRA Growth    ETF              464287309      773    10261 SH       Sole                    10261
iShares Tr S&P Midcap 400      ETF              464287507    15383   155042 SH       Sole                   152012              3030
                                                                14      145 SH       Other                                       145